Share Capital - Additional Information (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Ordinary shares authorized (in shares)	200,000,000	200,000,000
Ordinary shares par value (in USD per share)	$ 0.001	$ 0.001
Common stock, shares outstanding (in shares)	102,174,594	104,251,019
Common stock, shares issued (in shares)	102,174,594	104,251,019
Preference shares authorized (in shares)	20,000,000	20,000,000
Preference shares par value (in USD per share)	$ 0.01	$ 0.01
Series C Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding (in shares)	2,297,504	2,300,000
Preferred stock, issued (in shares)	2,297,504	2,300,000
Series A Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preference shares authorized (in shares)	1,000,000
Series D Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding (in shares)	3,195,050	3,200,000
Preferred stock, issued (in shares)	3,195,050	3,200,000